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                             BELL, BOYD & LLOYD LLC
                           Three First National Plaza
                       70 West Madison Street, Suite 3300
                          Chicago, Illinois 60602-5046
                                  312 372-1121
                                Fax 312 372-2098

    ALAN GOLDBERG
    312 807-4227
agoldberg@bellboyd.com

                                 April 4, 2001

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Ladies and Gentlemen:

                       STATE FARM ASSOCIATES' FUNDS TRUST
                        1933 ACT REGISTRATION NO. 2-27058
                       1940 ACT REGISTRATION NO. 811-1519

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, State Farm Associates' Funds Trust (the "Trust") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on March 29, 2001.

                                              Sincerely,

                                              BELL, BOYD & LLOYD LLC

                                              /s/  Alan Goldberg
                                                   Alan Goldberg